Other income and other losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Other income | $	$ 13		$ 127		$ 307
ZHEJIANG TIANLAN
Compensation income		¥ 0		¥ 0		¥ 22,548
Gain on disposal of property, plant and equipment		0		39		0
Investment income		824		531		266
Amounts waived by payees		980		3,061		4,535
Reversal of allowance for doubtful accounts		983		183		6,463
Subsidy income from PRC government		9,002		7,780		5,834
Other income		¥ 11,789		¥ 11,594		¥ 39,646